CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue
Total operating revenue	$ 55,161	$ 48,580	$ 203,003	$ 187,515
Operating expenses
Selling, general and administrative expense	29,806	11,178	83,365	41,898
Depreciation and amortization	987	777	3,341	3,178
Total operating expenses	73,632	50,333	248,861	195,712
Loss from operations	(18,471)	(1,753)	(45,858)	(8,197)
Other non-operating expense (income)
Interest expense	74	101	320	347
Increase in fair value of liability classified warrants	1,461	0	(3,686)	0
Change in fair value of earnout liabilities	(39,440)	0	(24,891)	0
Gain on debt extinguishment	(183)	0	(4,957)	0
Other, net	151	(1,076)	(1,046)	6,271
Total other non-operating income	(37,937)	(975)	(34,260)	6,618
Income before provision for income (loss) taxes	19,466	(778)	(11,598)	(14,815)
Income tax benefit	(180)	(218)	671	493
Net income (loss)	$ 19,286	$ (996)	$ (10,927)	$ (14,322)
Loss per share attributable to The Oncology Institute, Inc.:
Basic (in usd per share)	$ 0.22	$ (0.02)	$ (0.16)	$ (0.24)
Diluted (in usd per share)	$ 0.21	$ (0.02)	$ (0.16)	$ (0.24)
Weighted-average number of shares outstanding:
Basic (in shares)	73,252,365	62,853,419	66,230,606	59,117,723
Diluted (in shares)	76,247,966	62,853,419	66,230,606	59,117,723
Patient services
Revenue
Total operating revenue	$ 35,057	$ 29,622	$ 124,074	$ 116,817
Operating expenses
Direct costs	27,378	23,086	99,401	95,747
Dispensary
Revenue
Total operating revenue	18,679	17,618	72,550	63,890
Operating expenses
Direct costs	15,324	15,123	62,102	53,907
Clinical trials & other
Revenue
Total operating revenue	1,425	1,340	6,379	6,808
Operating expenses
Direct costs	$ 137	$ 169	$ 652	$ 982